employee future benefits - Plan investment strategies and policies (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension plans
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations (in years)	14 years	14 years 1 month 6 days
Percentage of plan assets at end of year	100.00%	100.00%
Pension plans | Equity
employee future benefits
Percentage of plan assets at end of year	38.00%	38.00%
Pension plans | Equity | Minimum
employee future benefits
Target future allocation	25.00%
Pension plans | Equity | Maximum
employee future benefits
Target future allocation	55.00%
Pension plans | Equity | Foreign | Minimum
employee future benefits
Target future allocation	20.00%
Pension plans | Equity | Foreign | Maximum
employee future benefits
Target future allocation	30.00%
Pension plans | Debt securities
employee future benefits
Percentage of plan assets at end of year	51.00%	51.00%
Pension plans | Debt securities | Minimum
employee future benefits
Target future allocation	40.00%
Pension plans | Debt securities | Maximum
employee future benefits
Target future allocation	75.00%
Pension plans | Investment properties
employee future benefits
Percentage of plan assets at end of year	11.00%	11.00%
Pension plans | Investment properties | Minimum
employee future benefits
Target future allocation	10.00%
Pension plans | Investment properties | Maximum
employee future benefits
Target future allocation	30.00%
Pension plans | Other assets | Minimum
employee future benefits
Target future allocation	0.00%
Pension plans | Other assets | Maximum
employee future benefits
Target future allocation	15.00%
Other defined benefit plans
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations (in years)	6 years 1 month 6 days	5 years 9 months 18 days